Vessel Sales, Asset Impairments and Provisions - Schedule of Assets and Liabilities Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Summary Of Assets And Liabilities Held For Sale [Line Items]
Total assets		$ 176,247
Accounts payable	85,290	98,415
Accrued liabilities	394,759	466,824
Current portion of long-term debt(note 8)	654,134	996,425
Long-term debt(note 8)	6,082,364	5,113,045
Total liabilities		168,007
Assets Held for Sale [Member]
Summary Of Assets And Liabilities Held For Sale [Line Items]
Accounts receivable		11,179
Prepaid expenses		1,220
Vessels and equipment		163,200
Other long-term assets		648
Total assets		176,247
Liabilities Associated With Assets Held For Sale [Member]
Summary Of Assets And Liabilities Held For Sale [Line Items]
Accounts payable		37
Accrued liabilities		3,362
Current portion of long-term debt(note 8)		11,698
Long-term debt(note 8)		152,910
Total liabilities		$ 168,007